CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 29, 2019	Mar. 31, 2022	Dec. 31, 2017	Dec. 31, 2021		Dec. 31, 2019	Dec. 31, 2018	Feb. 02, 2018
Short-term Debt [Line Items]
Convertible Notes Payable		$ 638,714		$ 635,714
Golock Capital, LLC Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Description			The notes are convertible into shares of the Company’s common stock at prices between $0.015 and $0.02 per share
Convertible Notes Payable		339,011 [1]		339,011	[1]		$ 302,067
Debt instrument, principal amount		339,011	$ 191,750	339,011				$ 40,000
Amount of additional penalties and interest		1,172,782		1,172,782
Golock [Member]
Short-term Debt [Line Items]
Debt Instrument, Description	They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion
Amendment [Member] | Golock [Member]
Short-term Debt [Line Items]
Debt Instrument, Description	They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender requested conversion.
Debt conversion, converted instrument, amount						$ 53,331
Debt conversion, converted instrument, accured interest						$ 23,102
Debt conversion, converted instrument, shares issued						100,000,000
Convertible Notes Payable						$ 339,010
Notes past due						$ 285,679
Amendment [Member] | Lender [Member]
Short-term Debt [Line Items]
Notes past due		$ 73,204		$ 73,204

[1]	On February 2, 2018, the Company issued a convertible note to Golock Capital, LLC (“Lender”) in the principal amount of $